Investment securities - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Securities and other financial assets, net
Sales of investments at amortized cost	$ 63.5
Decrease through write-off, financial assets	1.7
Losses on sale	$ 3.9